Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 42,940,136	$ 44,631,115	$ 52,969,670
Revenue From China [Member]
Revenues	42,233,433	43,047,749	52,955,246
Foreign Countries [Member]
Revenues	$ 706,703	$ 1,583,367	$ 14,424